Revolving Credit Facilities, Bonds Payable and Secured Debt Facilities, and Derivative Instruments	12 Months Ended
Dec. 31, 2012
Revolving Credit Facilities, Bonds Payable and Secured Debt Facilities, and Derivative Instruments
(12)	Revolving Credit Facilities, Bonds Payable and Secured Debt Facilities, and Derivative Instruments

The following represents the Company’s debt obligations as of December 31, 2012 and 2011:

	2012	2011
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
TL Revolving Credit Facility, weighted average variable interest at 1.76% and 1.53% at December 31, 2012 and 2011, respectively	$352,500	$125,000
TW Revolving Credit Facility, weighted average variable interest at 2.97% and 3.02% at December 31, 2012 and 2011, respectively	88,940	8,047
TAP Funding Revolving Credit Facility, weighted average variable interest at 3.96% at December 31, 2012	108,471	—
2005-1 Bonds, variable interest at 0.74% and 0.81% at December 31, 2012 and 2011, respectively	124,458	175,726
2011-1 Bonds, fixed interest at 4.70%	340,000	380,000
2012-1 Bonds, fixed interest at 4.21%	373,333	—
TMCL Secured Debt Facility, weighted average variable interest at 3.03% at December 31, 2011	—	820,418
TMCL II Secured Debt Facility, weighted average variable interest at 2.84% at December 31, 2012	874,000	—

Total debt obligations	$2,261,702	$1,509,191

Amount due within one year	$131,500	$132,535

Amounts due beyond one year	$2,130,202	$1,376,656

Revolving Credit Facilities

TL has a credit agreement with a group of banks that provides for a revolving credit facility (“TL Revolving Credit Facility”). On September 24, 2012, TL extended the term of the TL Revolving Credit Facility and amended certain terms, thereof, including an increase in the aggregate commitment amount from $205,000 to $600,000 (which includes a $50,000 letter of credit facility). The maturity date was changed from April 22, 2013 to September 24, 2017. The TL Revolving Credit Facility provides for payments of interest only during its term beginning on its inception date through September 24, 2017 when all borrowings are due in full. Interest on the outstanding amount due under the TL Revolving Credit Facility at December 31, 2012 was based either on the U.S. prime rate or LIBOR plus a spread between 1.0% and 2.0%, which varies based on TGH’s leverage. Total outstanding principal under the TL Revolving Credit Facility was $352,500 and $125,000 as of December 31, 2012 and 2011, respectively. The Company had no outstanding letters of credit under the TL Revolving Credit Facility as of December 31, 2012 and 2011.

The TL Revolving Credit Facility is secured by the Company’s containers and under the terms of the TL Revolving Credit Facility, the total outstanding principal may not exceed the lesser of the commitment amount and a formula based on the Company’s net book value of containers and outstanding debt. The additional amount available for borrowing under the TL Revolving Credit Facility, as limited by the Company’s borrowing base, was $152,224 as of December 31, 2012.

TGH acts as a full and unconditional guarantor of the TL Revolving Credit Facility. The TL Revolving Credit Facility contains restrictive covenants, including limitations on certain liens, indebtedness and investments. In addition, the TL Revolving Credit Facility contains certain restrictive financial covenants on TGH’s tangible net worth, leverage, debt service coverage and on TL’s leverage and interest coverage. The TL Revolving Credit Facility does not prevent TGH’s ability to obtain funds from TL in the form of dividends or loans. The Company was in compliance with all such covenants at December 31, 2012. There is a commitment fee of 0.30% to 0.40% on the unused portion of the TL Revolving Credit Facility, which varies based on the leverage of TGH and is payable in arrears. In addition, there is an agent’s fee, which is payable annually in advance.

TW is party to a credit agreement, dated as of August 5, 2011, with certain lenders and WFS, as administrative agent for the lenders, which provided for a revolving credit facility with an aggregate commitment amount of up to $425,000 (the “TW Revolving Credit Facility”). On October 1, 2012, the TW Revolving Credit Facility was amended to reduce the aggregate commitment amount of the TW Credit Facility from $425,000 to $250,000. The TW Revolving Credit Facility provides for payment of interest, payable monthly in arrears, during its term beginning on its inception date through August 5, 2014. Interest on the outstanding amount due under the TW Revolving Credit Facility is based on one-month LIBOR plus 2.75% per annum. There is a commitment fee of 0.5% on the unused portion of the TW Revolving Credit Facility, which is payable monthly in arrears. In addition, there is an agent’s fee of 0.025% on the aggregate commitment amount of the TW Revolving Credit Facility, which is payable monthly in arrears. TW is required to make principal payments on a monthly basis to the extent that the outstanding amount due exceeds TW’s borrowing base. The aggregate loan principal balance is due on the maturity date, August 5, 2024. Total outstanding principal under the TW Revolving Credit Facility was $88,940 and $8,047 as of December 31, 2012 and December 31, 2011 respectively.

The TW Revolving Credit Facility is secured by TW’s containers and under the terms of the TW Revolving Credit Facility, the total outstanding principal may not exceed the lesser of the commitment amount and the borrowing base, a formula based on TW’s net book value of containers and restricted cash and direct financing and sales-type leases. The additional amount available for borrowing under the TW Revolving Credit Facility, as limited by TW’s borrowing base, was $0 as of both December 31, 2012 and December 31, 2011.

The TW Revolving Credit Facility is secured by a pledge of TW’s assets. TW’s total assets amounted to $105,397 as of December 31, 2012. The TW Revolving Credit Facility contains restrictive covenants, including limitations of TW’s finance lease default ratio, debt service coverage ratio, certain liens, indebtedness and investments. In addition, the TW Revolving Credit Facility contains certain restrictive financial covenants on TGH’s tangible net worth, leverage, debt service coverage, TGH’s container management subsidiary net income and debt levels, and TW’s overall Asset Base minimums, in which TW, TGH and TGH’s container management subsidiary were in full compliance at December 31, 2012.

TAP Funding has a credit agreement with a bank effective May 1, 2012 that provides for a revolving credit facility with an aggregate commitment amount of up to $120,000 (the “TAP Funding Revolving Credit Facility”). The interest rate on the TAP Funding Revolving Credit Facility, payable monthly in arrears, is either the Base Rate (as defined in TAP Funding’s Credit Agreement) or one-month LIBOR plus 3.75% beginning on its inception date through its maturity date, October 31 2015. There is a commitment fee of 0.625% on the unused portion of the TAP Funding Revolving Credit Facility, which is payable monthly in arrears. TAP Funding is required to make principal payments on a monthly basis to the extent that the outstanding amount due exceeds TAP Funding’s borrowing base. The revolving credit period ends on October 31, 2014 and the aggregate loan principal balance is due on the maturity date. Total outstanding principal under the TAP Funding Revolving Credit Facility was $108,471 as of December 31, 2012.

The TAP Funding Revolving Credit Facility is secured by TAP Funding’s containers and under the terms of the TAP Funding Revolving Credit Facility, the total outstanding principal may not exceed the lesser of the commitment amount or the borrowing base, a formula based on TAP Funding’s net book value of containers, restricted cash and direct financing and sales-type leases. The additional amount available for borrowing under the TAP Funding Revolving Credit Facility, as limited by TAP Funding’s borrowing base, was $3,310 as of December 31, 2012.

The TAP Funding Revolving Credit Facility is secured by a pledge of TAP Funding’s assets. TAP Funding’s total assets amounted to $174,127 as of December 31, 2012. The TAP Funding Revolving Credit Facility contains restrictive covenants, including limitations on TAP Funding’s average net operating income, average sales proceeds, certain liens, indebtedness, investments, overall Asset Base minimums and average age of TAP Funding’s container fleet, in which TAP Funding was in full compliance at December 31, 2012.

Bonds Payable and Secured Debt Facility

In 2005, TMCL, issued $580,000 in variable rate amortizing bonds (the “2005-1 Bonds”) to institutional investors. The $580,000 in 2005-1 Bonds represent fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed the maximum payment term of 15 years. Based on the outstanding principal amount at December 31, 2012 and under a 10-year amortization schedule, $51,500 in 2005-1 Bond principal will amortize per year. Under the terms of the 2005-1 Bonds, both principal and interest incurred are payable monthly. TMCL is permitted to make voluntary prepayments of all, or a portion of, the principal balance of the 2005-1 Bonds. Ultimate payment of the 2005-1 Bonds’ principal has been insured and the cost of this insurance coverage, which is equal to 0.275% on the outstanding principal balance of the 2005-1 Bonds, is recognized as incurred on a monthly basis. The interest rate for the outstanding principal balance of the 2005-1 Bonds equals one-month LIBOR plus 0.25%. The target final payment date and legal final payment date are May 15, 2015 and May 15, 2020, respectively.

In June 2011, TMCL issued $400,000 aggregate principal amount of Series 2011-1 Fixed Rate Asset Backed Notes (the “2011-1 Bonds”) to qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”) and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. The $400,000 in 2011-1 Bonds represent fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed a maximum payment term of 15 years. Based on the outstanding principal amount at December 31, 2012 and under the 10-year amortization schedule, $40,000 in 2011-1 Bond principal will amortize per year. Under the terms of the 2011-1 Bonds, both principal and interest incurred are payable monthly. TMCL is not permitted to make voluntary prepayments of all, or a portion of, the principal balance of the 2011-1 Bonds prior to June 2013. The interest rate for the outstanding principal balance of the 2011-1 Bonds is fixed at 4.70% per annum. The final target payment date and legal final payment date are June 15, 2021 and June 15, 2026, respectively.

In April 2012, TMCL issued $400,000 aggregate principal amount of Series 2012-1 Fixed Rate Asset Backed Notes (the “2012-1 Bonds”) to qualified institutional investors pursuant to Rule 144A under the Securities Act and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. The $400,000 in 2012-1 Bonds represent fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed a maximum payment term of 15 years. Based on the outstanding principal amount at December 31, 2012 and under the 10-year amortization schedule, $40,000 in 2012-1 Bond principal will amortize per year. Under the terms of the 2012-1 Bonds, both principal and interest incurred are payable monthly. TMCL is not permitted to make voluntary prepayments of all, or a portion of, the principal balance of the 2012-1 Bonds prior to May 2014. The interest rate for the outstanding principal balance of the 2012-1 Bonds is fixed at 4.21% per annum. The final target payment date and legal final payment date are April 15, 2022 and April 15, 2027, respectively. The 2012-1 Notes were used to repay certain outstanding indebtedness of TMCL, in particular a portion of the TMCL Secured Debt Facility, and for general corporate purposes. The 2012-1 Notes are secured by a pledge of TMCL’s assets.

At December 31, 2011, the Company’s primary ongoing container financing requirements were funded by revolving notes issued by TMCL (the “TMCL Secured Debt Facility”), which provided a total commitment in the amount of $850,000. The TMCL Secured Debt Facility provided for payments of interest only during the period from its inception through June 29, 2012 (the Conversion Date as defined in the Indenture governing the 2005-1 Bonds, the 2011-1 Bonds and the TMCL Secured Debt Facility), with a provision for the TMCL Secured Debt Facility to amortize over a 10-year period, but not to exceed the maximum term of a 15-year period, beginning on the Conversion Date. The interest rate on the TMCL Secured Debt Facility at December 31, 2011, payable monthly in arrears, was one-month LIBOR plus 2.75%. There was also a commitment fee on the unused portion of the TMCL Secured Debt Facility, payable in arrears, of 0.75% if total borrowings under the TMCL Secured Debt Facility equaled 50% or more of the total commitment or 1.00% if total borrowings were less than 50% of the total commitment.

In May 2012, Textainer Marine Containers II Limited (“TMCL II”), a new asset owning subsidiary wholly owned by TL, entered into a securitization facility (the “TMCL II Secured Debt Facility”) that provides for an aggregate commitment amount of up to $1,200,000 and it acquired a portion of the containers owned by TMCL. TMCL used proceeds it received from TMCL II for the containers to terminate the TMCL Secured Debt Facility. The additional amount available for borrowing under the TMCL II Secured Debt Facility, as limited by the Company’s borrowing base was $3,353 as of December 31, 2012. The TMCL II Secured Debt Facility provides for payments of interest only during the period from its inception until its Conversion Date (currently set at May 1, 2014), with a provision that if not renewed the TMCL II Secured Debt Facility will partially amortize over a five year period and then mature. The interest rate on the TMCL II Secured Debt Facility, payable monthly in arrears, is one-month LIBOR plus 2.625% during the revolving period prior to the Conversion Date. There is also a commitment fee of 0.75% on the unused portion of the TMCL II Secured Debt Facility, which is payable monthly in arrears. If the TMCL II Secured Debt Facility is not refinanced or renewed prior to the Conversion Date, the interest rate will increase to one-month LIBOR plus 3.625%.

Under the terms of the 2005-1 Bonds, 2011-1 Bonds, 2012-1 Bonds and TMCL II Secured Debt Facility, the total outstanding principal of these four programs may not exceed an amount (the “Asset Base”), which is calculated by a formula based on TMCL’s and TMCL II’s book value of equipment, restricted cash and direct financing and sales-type leases. The total obligations under the 2005-1 Bonds, 2011-1 Bonds, 2012-1 Bonds are secured by a pledge of TMCL’s assets. The total obligations under the TMCL II Secured Debt Facility are secured by a pledge of TMCL II’s assets. At December 31, 2012, TMCL and TMCL II’s total assets amounted to $1,268,305 and $1,153,962, respectively. The 2005-1 Bonds, 2011-1 Bonds, 2012-Bonds and TMCL II Secured Debt Facility also contain restrictive covenants regarding the average age of TMCL’s and TMCL II’s container fleet, certain earnings ratios, ability to incur other obligations and to distribute earnings, TGH’s container management subsidiary net income and debt levels, and overall Asset Base minimums, for which TMCL, TMCL II and TGH’s container management subsidiary were in compliance at December 31, 2012.

On February 3, 2012, TMCL entered into a commitment letter (the “Commitment”) issued by a bank to provide an irrevocable letter of credit (“Letter of Credit”) with a maximum available commitment amount of $100,000 on the Conversion Date of the TMCL Secured Debt Facility if the facility was not refinanced or terminated on or prior to the Conversion Date. The purpose of the Commitment was to maintain TMCL’s current credit ratings on the 2005-1 Bonds, the 2011-1 Bonds and the TMCL Secured Debt Facility. The purpose of the Letter of Credit was to supplement the 2005-1 Bonds, the 2011-1 Bonds and the Secured Debt Facility by covering possible shortfalls in principal and interest payments under certain stress scenarios modeled by TMCL’s credit rating agencies. The interest rate on the Letter of Credit, payable monthly in arrears, would have been one-month LIBOR plus 5.50% to 6.50% per annum for the five-year period following the Conversion Date and one-month LIBOR plus 11.50% per annum thereafter. There was also a commitment fee of $500, which was paid in full upon issuance of the Commitment on February 3, 2012, and an unused fee on the Commitment, payable in arrears, of 0.25% per annum, from February 3, 2012 through the Conversion Date and 0.625% per annum thereafter. The Commitment was terminated on May 1, 2012 and the Letter of Credit was never issued.

The following is a schedule by year, of future scheduled repayments, as of December 31, 2012:

	TL Revolving Credit Facility	TW Revolving Credit Facility	TAP Funding Revolving Credit Facility	2005-1 Bonds	2011-1 Bonds	2012-1 Bonds	TMCL II Secured Debt Facility
Year ending December 31:
2013	$—	$—	$—	$51,500	$40,000	$40,000	$—
2014	—	—	—	51,500	40,000	40,000	50,983
2015	—	—	108,471	21,458	40,000	40,000	87,400
2016	—	—	—	—	40,000	40,000	87,400
2017 and thereafter	352,500	88,940	—	—	180,000	213,333	648,217

	$352,500	$88,940	$108,471	$124,458	$340,000	$373,333	$874,000

The future repayments schedule for the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its Conversion Date and will then convert into a five-year partially amortizing note payable.

Derivative Instruments

The Company has entered into several interest rate cap and swap agreements with several banks to reduce the impact of changes in interest rates associated with its debt obligations. The following is a summary of the Company’s derivative instruments as of December 31, 2012:

Derivative instruments	Notional amount
Interest rate cap contracts with several banks with fixed rates between 3.21% and 5.63% per annum, nonamortizing notional amounts, with termination dates through November 2015	$482,180
Interest rate swap contracts with several banks, with fixed rates between 0.48% and 3.96% per annum, amortizing notional amounts, with termination dates through November 2020	578,657

Total notional amount as of December 31, 2012	$1,060,837

During January 2013, the Company entered into an interest rate swap contract with a bank, with a fixed rate at 0.667% per annum, a non-amortizing notional amount of $7,341 and a term from March 27, 2013 through April 15, 2018.

During February 2013, the Company entered into an interest rate swap contract with a bank, with a fixed rate at 0.463% per annum, an amortizing notional amount with initial notional amount of $40,000 and a term from February 15, 2013 through February 15, 2016.

During February 2013, the Company entered into an interest rate swap contract with a bank, with a fixed rate at 1.237% per annum, an amortizing notional amount with initial notional amount of $6,452 and a term from April 16, 2013 through May 15, 2021.

During March 2013, the Company entered into an interest rate cap contract with a bank, which caps one-month LIBOR at 3.202% per annum, in non-amortizing notional amount of $20,000 and a term from March 15, 2013 through June 15, 2013.

During March 2013, the Company entered into an interest rate cap contract with a bank, which caps one-month LIBOR at 3.02% per annum, in non-amortizing notional amount of $230,000 and a term from March 15, 2013 through April 15, 2013.

The Company’s interest rate swap agreements had a fair value liability of $10,819 and $16,110, as of December 31, 2012 and 2011, respectively, which are inclusive of counterparty risk. The primary external risk of the Company’s interest rate swap agreements is the counterparty credit exposure, as defined as the ability of a counterparty to perform its financial obligations under a derivative contract. The Company monitors its counterparties’ credit ratings on an on-going basis and they were in compliance with the related derivative agreements at December 31, 2012. The Company does not have any master netting arrangements with its counterparties, The change in fair value was recorded in the consolidated statement of income as unrealized (losses) gains on interest rate swaps and caps, net.